The Tocqueville Fund
The Tocqueville Fund
Investment Objective
The Tocqueville Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tocqueville Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Tocqueville Fund
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Tocqueville Fund
Management Fees		0.75%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses		0.25%
Total Annual Fund Operating Expenses		1.25%
Less: Fee Waiver/Expense Reimbursement		(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[1]	1.24%
[1]	The Advisor has contractually agreed to waive the Tocqueville Fund's management fees and/or reimburse expenses in order to ensure that the Tocqueville Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2016 and may not be terminated by the Advisor before such time.

Example
This example is intended to help you compare the cost of investing in the Tocqueville Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tocqueville Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tocqueville Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Tocqueville Fund	126	396	685	1,510

Portfolio Turnover
The Tocqueville Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Tocqueville Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Tocqueville Fund’s performance.  During its most recent fiscal year, the Tocqueville Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
The Tocqueville Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies.  The Tocqueville Fund may also invest up to 25% of its net assets in non-U.S. companies, including in American Depositary Receipts (“ADRs”), in both developed and emerging markets.

The investment strategy of the Tocqueville Fund is value oriented and contrarian.  The Tocqueville Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors.  The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the Tocqueville Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Principal Risks
You may lose money by investing in the Tocqueville Fund.  The Tocqueville Fund is subject to the following risks:

●	the stock markets may go down; and

●	a stock or stocks selected for the Tocqueville Fund’s portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S. securities, including:

●	the value of foreign currencies may decline relative to the U.S. dollar;

●	a foreign government may expropriate the Tocqueville Fund’s assets;

●	political, social or economic instability in a foreign country in which the Tocqueville Fund invests may cause the value of the Tocqueville Fund’s investments to decline; and

●	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Tocqueville Fund?

●	investors who want a diversified portfolio;

●	long-term investors with a particular goal, such as saving for retirement;

●	investors who want potential growth over time;

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●	investors who are willing to assume market risk of U.S. securities in the short-term for potentially higher gains in the long-term.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table
The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund’s performance from year to year (on a calendar year basis) and by showing how the Tocqueville Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2014 compare with those of the S&P 500® Index.  Please note that the Tocqueville Fund’s performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 14.81% (for the quarter ended 9/30/09). The worst performance was -20.12% (for the quarter ended 12/31/08).
Average Annual Total Returns For the periods ended December 31, 2014
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Tocqueville Fund	Return Before Taxes	12.75%	13.68%	8.21%
The Tocqueville Fund After Taxes on Distributions	Return After Taxes on Distributions	11.62%	13.21%	7.64%
The Tocqueville Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.10%	10.99%	6.71%
The Tocqueville Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Tocqueville Fund’s other return figures.